UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS High Income Trust

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 127.5%
Consumer Discretionary 21.7%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		535,000	526,975
8.75%, 6/1/2019		705,000	727,912
American Achievement Corp., 144A, 8.25%, 4/1/2012		205,000	201,925
Ameristar Casinos, Inc., 9.25%, 6/1/2014		485,000	495,912
Arcos Dorados BV, 144A, 7.5%, 10/1/2019 (b)		220,000	220,286
ArvinMeritor, Inc., 10.625%, 3/15/2018		185,000	185,231
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	448,281
8.0%, 3/15/2014		200,000	199,750
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		515,000	512,425
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	305,937
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		345,000	93,150
Carrols Corp., 9.0%, 1/15/2013		215,000	217,688
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017 (b)		865,000	865,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017 (b)		95,000	96,900
Series B, 144A, 9.25%, 12/15/2017		145,000	148,988
CSC Holdings LLC:
6.75%, 4/15/2012 (b)		56,000	58,100
144A, 8.5%, 6/15/2015		390,000	409,500
DirecTV Holdings LLC, 7.625%, 5/15/2016		770,000	844,112
DISH DBS Corp.:
6.375%, 10/1/2011 (b)		2,590,000	2,693,600
6.625%, 10/1/2014		590,000	591,475
7.125%, 2/1/2016		550,000	551,375
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (d)		350,000	353,500
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		70,000	72,625
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		455,000	4,834
Ford Motor Co., 7.45%, 7/16/2031		210,000	184,538
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014 (b)		145,000	151,706
144A, 9.375%, 11/15/2017		285,000	298,181
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011 (b)		495,000	512,325
10.5%, 5/15/2016		205,000	220,888
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	403,850
Group 1 Automotive, Inc., 8.25%, 8/15/2013		200,000	200,500
Hanesbrands, Inc., 8.0%, 12/15/2016		140,000	142,800
Harrah's Operating Co., Inc., 11.25%, 6/1/2017 (b)		1,620,000	1,680,750
Hertz Corp., 8.875%, 1/1/2014		1,160,000	1,177,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		327,000	265,688
Lamar Media Corp., Series C, 6.625%, 8/15/2015		125,000	116,875
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	650,000	889,498
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		75,000	77,625
Macy's Retail Holdings, Inc., 8.875%, 7/15/2015		75,000	82,313
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		295,000	297,950
Mediacom LLC, 144A, 9.125%, 8/15/2019		155,000	155,775

MGM MIRAGE:
144A, 10.375%, 5/15/2014		300,000	318,000
144A, 11.125%, 11/15/2017		405,000	437,400
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		143,412	141,261
10.375%, 10/15/2015		490,000	487,550
Netflix, Inc., 8.5%, 11/15/2017 (b)		140,000	146,650
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		1,030,000	1,066,050
Norcraft Holdings LP, 9.75%, 9/1/2012		514,000	483,160
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		150,000	148,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	839,300
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (b)		135,000	111,713
144A, 8.625%, 8/1/2017		265,000	251,750
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		305,000	3,050
Sabre Holdings Corp., 8.35%, 3/15/2016		375,000	344,062
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		140,000	124,600
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		470,000	440,178
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		155,000	168,175
Simmons Co., 10.0%, 12/15/2014 **		1,345,000	110,963
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		740,000	741,850
Standard Pacific Corp., 10.75%, 9/15/2016		280,000	291,900
Toys "R" Us, Inc., 7.375%, 10/15/2018		655,000	615,700
Travelport LLC:
4.881% ***, 9/1/2014		315,000	292,950
9.875%, 9/1/2014		405,000	414,112
11.875%, 9/1/2016		50,000	52,125
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		120,000	120
United Components, Inc., 9.375%, 6/15/2013		70,000	69,475
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,050,000	1,472,625
144A, 10.375%, 2/15/2015		260,000	273,489
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,370,000	1,865,461
144A, 8.0%, 11/1/2016	EUR	535,000	704,807
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		174,949	67,355
Videotron Ltd.:
6.875%, 1/15/2014		70,000	70,263
9.125%, 4/15/2018		160,000	174,000
144A, 9.125%, 4/15/2018		235,000	254,388
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		335,000	351,750
Wynn Las Vegas LLC, 144A, 7.875%, 11/1/2017 (b)		805,000	796,950
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,020,000	14,140

			31,829,965
Consumer Staples 4.2%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		835,000	868,400
B&G Foods, Inc., 7.625%, 1/15/2018		215,000	217,150
Central Garden & Pet Co., 8.25%, 3/1/2018 (c)		230,000	230,863
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		140,000	142,450
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		210,000	213,675
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	251,775
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		235,000	216,200
Ingles Markets, Inc., 8.875%, 5/15/2017		105,000	108,150
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,277,232
Reddy Ice Corp., 144A, 11.25%, 3/15/2015 (c)		85,000	85,000

Rite Aid Corp.:
7.5%, 3/1/2017		220,000	204,050
10.25%, 10/15/2019 (b)		130,000	137,475
Smithfield Foods, Inc.:
7.75%, 7/1/2017		295,000	269,925
144A, 10.0%, 7/15/2014 (b)		520,000	562,900
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	211,575
Tops Markets LLC, 144A, 10.125%, 10/15/2015		360,000	371,700
TreeHouse Foods, Inc., 7.75%, 3/1/2018 (c)		150,000	153,938
Tyson Foods, Inc.:
7.85%, 4/1/2016		300,000	317,250
10.5%, 3/1/2014		345,000	401,062

			6,240,770
Energy 15.7%
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		910,000	985,075
Belden & Blake Corp., 8.75%, 7/15/2012		1,940,000	1,784,800
Berry Petroleum Co., 10.25%, 6/1/2014		380,000	413,250
Bristow Group, Inc., 7.5%, 9/15/2017 (b)		450,000	442,125
Chaparral Energy, Inc., 8.5%, 12/1/2015		725,000	590,875
Chesapeake Energy Corp.:
6.25%, 1/15/2018		260,000	242,450
6.875%, 1/15/2016		369,000	363,004
6.875%, 11/15/2020		730,000	695,325
7.25%, 12/15/2018 (b)		590,000	581,150
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		140,000	139,650
144A, 8.5%, 12/15/2019		140,000	141,400
Concho Resources, Inc., 8.625%, 10/1/2017		140,000	143,675
Continental Resources, Inc., 8.25%, 10/1/2019		105,000	107,363
Crosstex Energy, 144A, 8.875%, 2/15/2018		345,000	350,175
El Paso Corp.:
7.25%, 6/1/2018		455,000	457,922
7.75%, 6/15/2010		355,000	358,823
8.25%, 2/15/2016		285,000	302,100
9.625%, 5/15/2012		275,000	293,662
EXCO Resources, Inc., 7.25%, 1/15/2011		626,000	626,782
Frontier Oil Corp.:
6.625%, 10/1/2011		320,000	319,200
8.5%, 9/15/2016 (b)		300,000	303,750
Hilcorp Energy I LP, 144A, 8.0%, 2/15/2020		205,000	196,800
Holly Corp., 144A, 9.875%, 6/15/2017		530,000	543,250
KCS Energy, Inc., 7.125%, 4/1/2012		1,735,000	1,735,000
Mariner Energy, Inc.:
7.5%, 4/15/2013		400,000	400,000
8.0%, 5/15/2017 (b)		445,000	424,975
Newfield Exploration Co., 7.125%, 5/15/2018		1,160,000	1,160,000
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018 (c)		170,000	170,000
OPTI Canada, Inc.:
7.875%, 12/15/2014		925,000	814,000
144A, 9.0%, 12/15/2012		65,000	66,138
Petrohawk Energy Corp.:
7.875%, 6/1/2015		200,000	200,000
9.125%, 7/15/2013		415,000	431,600
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)		380,000	371,450
7.625%, 6/1/2018		765,000	766,912
8.625%, 10/15/2019		195,000	202,313
Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,060,000	985,800
Regency Energy Partners LP:
8.375%, 12/15/2013		520,000	534,300
144A, 9.375%, 6/1/2016		590,000	622,450
Southwestern Energy Co., 7.5%, 2/1/2018		525,000	553,875
Stone Energy Corp.:
6.75%, 12/15/2014		665,000	588,525
8.625%, 2/1/2017		815,000	796,662
Whiting Petroleum Corp.:
7.25%, 5/1/2012		1,705,000	1,713,525
7.25%, 5/1/2013		105,000	106,050

			23,026,181
Financials 20.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,065,000	934,537
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		210,000	214,200
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	181,896
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		200,000	34,500
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		275,000	276,375
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		210,000	214,200
CIT Group, Inc., 7.0%, 5/1/2017		295,000	260,706
Citigroup, Inc., 5.0%, 9/15/2014		710,000	706,080
Conproca SA de CV, REG S, 12.0%, 6/16/2010		456,950	470,818
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		420,000	426,300
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,000,000	950,000
12.5%, 11/30/2017 (PIK)		579,000	670,192
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		7,082,780	0
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		285,000	283,575
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	991,281
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019 (b)		210,000	237,573
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,945,000	2,985,453
7.375%, 2/1/2011		320,000	326,408
8.125%, 1/15/2020		225,000	224,669
9.875%, 8/10/2011		1,365,000	1,431,907
GMAC, Inc.:
6.875%, 9/15/2011		2,011,000	2,011,000
7.0%, 2/1/2012		1,110,000	1,104,450
7.25%, 3/2/2011		465,000	469,069
144A, 8.3%, 2/12/2015		230,000	232,013
Hellas Telecommunications Finance SCA, 144A, 8.684% ***, 7/15/2015 (PIK)	EUR	282,377	42
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		205,000	210,125
iPayment, Inc., 9.75%, 5/15/2014		365,000	318,463
National Money Mart Co., 144A, 10.375%, 12/15/2016		385,000	401,363
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		570,000	713
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		540,000	488,700
11.5%, 5/1/2016		135,000	150,356
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		635,000	558,800
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		300,000	304,500
144A, 9.25%, 4/1/2015		375,000	380,625
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		81,000	85,151
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016		525,000	531,562
Sprint Capital Corp.:
7.625%, 1/30/2011 (b)		1,155,000	1,178,100
8.375%, 3/15/2012		515,000	525,944
Terra Capital, Inc., 144A, 7.75%, 11/1/2019		270,000	301,050
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,100,000	688
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		571,667	525,934
UPC Germany GmbH:
144A, 8.125%, 12/1/2017		495,000	495,000
144A, 9.625%, 12/1/2019	EUR	530,000	725,283
Virgin Media Finance PLC:
8.75%, 4/15/2014		330,000	337,425
Series 1, 9.5%, 8/15/2016		1,485,000	1,574,100
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		2,540,000	2,501,900
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	1,425,000	2,037,369
144A, 11.75%, 7/15/2017		300,000	321,000
144A, 12.0%, 12/1/2015		85,000	90,950
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	275,000	337,008

			30,019,353
Health Care 7.4%
Community Health Systems, Inc., 8.875%, 7/15/2015		1,920,000	1,987,200
HCA, Inc.:
144A, 7.875%, 2/15/2020		855,000	893,475
144A, 8.5%, 4/15/2019		335,000	359,288
9.125%, 11/15/2014		885,000	930,356
9.25%, 11/15/2016		3,045,000	3,231,506
9.625%, 11/15/2016 (PIK)		594,000	635,580
144A, 9.875%, 2/15/2017		345,000	372,600
HEALTHSOUTH Corp., 10.75%, 6/15/2016		305,000	329,400
IASIS Healthcare LLC, 8.75%, 6/15/2014		440,000	444,400
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	155,000	194,699
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		70,000	70,350
The Cooper Companies, Inc., 7.125%, 2/15/2015		680,000	669,800
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		275,000	284,625
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		425,000	417,562

			10,820,841
Industrials 11.5%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		105,000	114,135
ARAMARK Corp., 8.5%, 2/1/2015		530,000	535,300
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		880,000	921,800
Belden, Inc., 7.0%, 3/15/2017		340,000	327,250
Bombardier, Inc.:
144A, 6.3%, 5/1/2014		100,000	102,750
144A, 6.75%, 5/1/2012		1,270,000	1,352,550
Cenveo Corp.:
144A, 8.875%, 2/1/2018		645,000	638,550
144A, 10.5%, 8/15/2016		360,000	358,200
Clean Harbors, Inc., 7.625%, 8/15/2016		220,000	222,200
Congoleum Corp., 8.625%, 8/1/2008 **		715,000	150,150
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	35,875
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		105,000	106,838
Esco Corp., 144A, 4.129% ***, 12/15/2013		40,000	35,400
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		305,000	301,950
Iron Mountain, Inc., 8.375%, 8/15/2021		620,000	636,275
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		380,000	348,650
10.625%, 10/15/2016 (b)		110,000	114,950
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		860,000	855,700
7.625%, 12/1/2013		905,000	902,737
144A, 8.0%, 2/1/2018		700,000	691,250
Kansas City Southern Railway Co., 8.0%, 6/1/2015		710,000	727,750
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		300,000	300,750
Mobile Mini, Inc., 9.75%, 8/1/2014		445,000	456,125
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		650,000	643,500
Oshkosh Corp.:
144A, 8.25%, 3/1/2017		75,000	75,000
144A, 8.5%, 3/1/2020		155,000	155,000
Owens Corning, Inc., 9.0%, 6/15/2019		440,000	508,381
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		155,000	155,775
RailAmerica, Inc., 9.25%, 7/1/2017		315,000	330,356
RBS Global & Rexnord Corp.:
9.5%, 8/1/2014 (b)		355,000	359,438
11.75%, 8/1/2016 (b)		115,000	119,600
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		210,000	207,900
Titan International, Inc., 8.0%, 1/15/2012		995,000	990,025
TransDigm, Inc.:
7.75%, 7/15/2014		205,000	204,488
144A, 7.75%, 7/15/2014		215,000	215,000
Triumph Group, Inc., 144A, 8.0%, 11/15/2017		70,000	70,525
United Rentals North America, Inc.:
7.0%, 2/15/2014		960,000	854,400
9.25%, 12/15/2019		945,000	921,375
10.875%, 6/15/2016		230,000	241,500
USG Corp., 144A, 9.75%, 8/1/2014		205,000	215,250
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		350,000	345,625

			16,850,273
Information Technology 5.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		525,000	372,750
Equinix, Inc., 8.125%, 3/1/2018		760,000	774,250
Jabil Circuit, Inc., 7.75%, 7/15/2016		135,000	139,725
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		140,000	144,200
L-3 Communications Corp.:
5.875%, 1/15/2015		2,850,000	2,860,688
Series B, 6.375%, 10/15/2015		1,085,000	1,102,631
MasTec, Inc., 7.625%, 2/1/2017		475,000	456,594
Seagate Technology International, 144A, 10.0%, 5/1/2014		205,000	232,931
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		420,000	435,750
10.625%, 5/15/2015		360,000	388,800
Unisys Corp., 144A, 12.75%, 10/15/2014		365,000	421,575
Vangent, Inc., 9.625%, 2/15/2015		275,000	253,000

			7,582,894
Materials 17.9%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		202,000	171,700
ARCO Chemical Co., 9.8%, 2/1/2020 **		1,415,000	1,139,075
Ashland, Inc., 144A, 9.125%, 6/1/2017		315,000	344,925
Ball Corp.:
7.125%, 9/1/2016		1,210,000	1,255,375
7.375%, 9/1/2019		135,000	140,063
Berry Plastics Corp., 144A, 8.25%, 11/15/2015		630,000	622,125
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		465,000	415,012
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		380,000	394,250
CPG International I, Inc., 10.5%, 7/1/2013		760,000	744,800
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,345,000	1,398,800
Domtar Corp., 10.75%, 6/1/2017 (b)		345,000	404,512
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		585,000	576,225
Exopack Holding Corp., 11.25%, 2/1/2014		1,125,000	1,162,969
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		1,450,000	1,571,437
8.375%, 4/1/2017		2,110,000	2,289,350
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		776,436	621,149
10.0%, 3/31/2015		764,160	611,328
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017 (b)		70,000	72,625
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		260,000	262,600
144A, 8.25%, 5/1/2016		595,000	627,725
9.5%, 12/1/2011		285,000	309,938
Graphic Packaging International, Inc., 9.5%, 6/15/2017 (b)		750,000	787,500
Greif, Inc., 7.75%, 8/1/2019		110,000	113,300
Hexcel Corp., 6.75%, 2/1/2015		1,345,000	1,297,925
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	480,000	609,475
Koppers, Inc., 144A, 7.875%, 12/1/2019		425,000	432,437
Kronos International, Inc., 6.5%, 4/15/2013	EUR	180,000	198,529
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		545,000	457,800
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	144,000
NewMarket Corp., 7.125%, 12/15/2016		810,000	801,900
Novelis, Inc.:
7.25%, 2/15/2015		280,000	259,700
11.5%, 2/15/2015		355,000	377,188
Owens-Brockway Glass Container, Inc.:
6.75%, 12/1/2014	EUR	380,000	517,427
7.375%, 5/15/2016		1,960,000	2,023,700
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		70,000	77,175
Radnor Holdings Corp., 11.0%, 3/15/2010 **		180,000	18
Silgan Holdings, Inc., 7.25%, 8/15/2016		370,000	380,175
Teck Resources Ltd.:
9.75%, 5/15/2014		335,000	395,300
10.25%, 5/15/2016		335,000	399,487
10.75%, 5/15/2019		835,000	1,027,050
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		320,000	324,000
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		612,666	523,829

			26,283,898
Telecommunication Services 14.8%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	135,313
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		645,000	645,000
8.375%, 1/15/2014		470,000	473,525
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,565,000	1,557,175
10.0%, 7/15/2015 (b)		730,000	739,125
Crown Castle International Corp.:
7.125%, 11/1/2019		280,000	280,000
9.0%, 1/15/2015		690,000	745,200
Digicel Group Ltd., 144A, 8.25%, 9/1/2017		855,000	812,250
ERC Ireland Preferred Equity Ltd., 144A, 7.662% ***, 2/15/2017 (PIK)	EUR	450,428	301,769
Frontier Communications Corp., 8.125%, 10/1/2018 (b)		540,000	537,300
GCI, Inc., 144A, 8.625%, 11/15/2019		105,000	106,706
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		170,812	76,865
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,050,000	1,063,125
Intelsat Corp.:
9.25%, 8/15/2014		145,000	149,350
9.25%, 6/15/2016 (b)		1,665,000	1,723,275
Intelsat Jackson Holdings Ltd.:
144A, 8.5%, 11/1/2019		345,000	349,313
11.25%, 6/15/2016		370,000	394,975
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/2015		870,000	887,400
iPCS, Inc., 2.374% ***, 5/1/2013		180,000	165,600
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)		2,025,000	2,019,937
Millicom International Cellular SA, 10.0%, 12/1/2013		1,985,000	2,059,437
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		380,000	364,800
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018 (b)		350,000	350,000
144A, 8.0%, 10/1/2015		350,000	362,250
Qwest Corp.:
7.875%, 9/1/2011		1,210,000	1,279,575
8.375%, 5/1/2016		30,000	32,850
8.875%, 3/15/2012		260,000	281,775
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		110,000	114,400
144A, 8.25%, 8/15/2019		150,000	157,500
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		660,000	638,550
Telesat Canada, 11.0%, 11/1/2015		1,435,000	1,564,150
West Corp., 9.5%, 10/15/2014		210,000	208,425
Windstream Corp.:
7.0%, 3/15/2019		515,000	472,513
7.875%, 11/1/2017		710,000	694,025
8.625%, 8/1/2016		80,000	81,400

			21,824,853
Utilities 8.7%
AES Corp.:
8.0%, 10/15/2017		440,000	437,250
8.0%, 6/1/2020		480,000	471,000
144A, 8.75%, 5/15/2013		2,518,000	2,562,065
Energy Future Holdings Corp., 11.25%, 11/1/2017 (PIK)		318,300	222,810
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		315,000	318,150
Kinder Morgan, Inc., 6.5%, 9/1/2012 (b)		200,000	209,500
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,250,000	1,275,000
Mirant North America LLC, 7.375%, 12/31/2013		280,000	278,950
NRG Energy, Inc.:
7.25%, 2/1/2014		2,465,000	2,483,487
7.375%, 2/1/2016		1,040,000	1,025,700
7.375%, 1/15/2017		900,000	885,375
NV Energy, Inc.:
6.75%, 8/15/2017		465,000	469,765
8.625%, 3/15/2014		155,000	157,906
Orion Power Holdings, Inc., 12.0%, 5/1/2010		1,790,000	1,801,188
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		270,000	201,798

			12,799,944

Total Corporate Bonds (Cost $192,904,755)			187,278,972

Loan Participations and Assignments 13.2%
Senior Loans
Alliance Mortgage Cycle Loan, Term Loan A, 9.5% ***, 6/1/2010 **	466,667	0
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015	110,000	110,962
Buffets, Inc.:
Letter of Credit, Term Loan B, 7.501% ***, 5/1/2013 (PIK)	69,095	63,913
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013	360,447	333,414
Incremental Term Loan, 18.0% ***, 4/30/2012	121,873	124,463
Charter Communications Operating LLC:
Replacement Term Loan, 2.23% ***, 3/6/2014	1,514,074	1,416,598
New Term Loan, 7.25% ***, 3/6/2014	1,257,402	1,282,368
Clarke American Corp., Term Loan B, 2.751% ***, 6/30/2014	150,370	132,388
Ford Motor Co., Term Loan, 3.26% ***, 12/16/2013	3,176,605	2,989,249

Freescale Semiconductor, Inc.:
Term Loan B, LIBOR plus 1.75%, 11/29/2013		700,000	646,261
Incremental Term Loan, 12.5%, 12/15/2014		736,291	761,450
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.229% ***, 3/26/2014		1,063,240	794,506
Letter of Credit, 2.251% ***, 3/26/2014		63,075	47,169
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		993,488	916,822
Term Loan C2, 2.563% ***, 5/6/2013		478,886	441,934
IASIS Healthcare LLC, Term Loan, 5.499% ***, 6/13/2014 (PIK)		644,850	588,425
Kabel Deutschland GmbH, Term Loan, 7.99% ***, 11/18/2014 (PIK)	EUR	1,816,116	2,422,430
Nuveen Investments, Inc., Term Loan, 3.323% ***, 11/13/2014		332,407	291,042
OSI Restaurant Partners, Inc.:
Term Loan, 2.507% ***, 6/14/2013		62,000	55,074
Term Loan B, 2.563% ***, 6/14/2014		750,000	666,214
Sabre, Inc., Term Loan B, 2.479% ***, 9/30/2014		330,415	291,284
Sbarro, Inc., Term Loan, 4.729% ***, 1/31/2014		288,000	259,380
Scorpion Holding Ltd., Second Lien Term Loan, 7.752% ***, 11/29/2010		630,000	582,750
Telesat Canada:
Term Loan I, 3.24% ***, 10/31/2014		964,488	940,617
Term Loan II, 3.24% ***, 10/31/2014		82,841	80,791
Texas Competitive Electric Holdings Co., LLC, Term Loan B3, 3.728% ***, 10/10/2014		3,040,025	2,446,597
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **		671,500	408,013
VML US Finance LLC:
Delayed Draw Term Loan B, 4.76% ***, 5/25/2012		113,308	108,129
Term Loan B, 4.76% ***, 5/27/2013		196,166	187,200

Total Loan Participations and Assignments (Cost $20,192,296)			19,389,443
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $383,363)		810,000	608,512

	Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.2%
Buffets Restaurants Holdings, Inc.*	14,706	83,089
Dex One Corp.*	4,064	121,107
SuperMedia, Inc.*	758	31,816
Vertis Holdings, Inc.*	7,700	0

		236,012
Industrials 0.0%
World Color Press, Inc.*	2,479	26,059
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

		13,068

Total Common Stocks (Cost $2,545,335)		275,139
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	105,300	516
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	2,574	10,857
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	775	0

Total Warrants (Cost $124,997)		11,373
Securities Lending Collateral 8.7%
Daily Assets Fund Institutional, 0.18% (e) (f) (Cost $12,795,385)	12,795,385	12,795,385
Cash Equivalents 3.0%
Central Cash Management Fund, 0.21% (e) (Cost $4,450,903)	4,450,903	4,450,903

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $233,397,034) †	153.0	224,809,727
Other Assets and Liabilities, Net	(8.8)	(12,857,506)
Notes Payable	(44.2)	(65,000,000)

Net Assets	100.0	146,952,221

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	466,667	USD	467,631	0
ARCO Chemical Co.	9.8%	2/1/2020	1,415,000	USD	1,218,180	1,139,075
Buffalo Thunder Development Authority	9.375%	12/15/2014	200,000	USD	200,147	34,500
CanWest MediaWorks LP	9.25%	8/1/2015	345,000	USD	345,000	93,150
Congoleum Corp.	8.625%	8/1/2008	715,000	USD	600,300	150,150
Eaton Vance Corp., CDO II	13.68%	7/15/2012	7,082,780	USD	3,904,801	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	455,000	USD	456,800	4,834
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	170,812	USD	162,544	76,865
New ASAT (Finance) Ltd.	9.25%	2/1/2011	570,000	USD	494,231	713
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	117,163	18
Reader's Digest Association, Inc.	9.0%	2/15/2017	305,000	USD	297,765	3,050
Simmons Co.	10.0%	12/15/2014	1,345,000	USD	1,128,694	110,963
Tribune Co.	5.25%	6/4/2014	671,500	USD	671,080	408,013
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	USD	827,274	688
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	120,000	USD	115,163	120
Young Broadcasting, Inc.	8.75%	1/15/2014	2,020,000	USD	1,743,963	14,140
					12,750,736	2,036,279

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of February 28, 2010.

†
The cost for federal income tax purposes was $234,616,499.  At February 28, 2010, net unrealized depreciation for all securities based on tax cost was $9,806,772.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,605,687 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,412,459.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2010 amounted to $12,301,023 which is 8.4% of net assets.
(c)	When-issued security.
(d)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

As of February 28, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	331,616	EUR	245,070	3/25/2010	2,069	JPMorgan Chase Securities, Inc.
USD	70,898	EUR	52,500	3/25/2010	585	JPMorgan Chase Securities, Inc.
USD	5,132	EUR	3,800	3/25/2010	42	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					2,696

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	8,238,900	USD	11,156,566	3/25/2010	(61,453)	Citigroup, Inc.
EUR	1,794,100	USD	2,429,450	3/25/2010	(13,382)	Citigroup, Inc.
Total unrealized depreciation					(74,835)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(g)
Corporate Bonds	$—	$185,714,448	$1,564,524	$187,278,972
Loan Participations and Assignments	—	18,173,941	1,215,502	19,389,443
Preferred Security	—	608,512	—	608,512
Common Stocks(g)	178,982	83,089	13,068	275,139
Warrants(g)	—	10,857	516	11,373
Short-Term Investments(g)	17,246,288	—	—	17,246,288
Derivatives(h)	—	2,696	—	2,696
Total	$17,425,270	$204,593,543	$2,793,610	$224,812,423
Liabilities
Derivatives(h)	$—	$(74,835)	$—	$(74,835)
Total	$—	$(74,835)	$—	$(74,835)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Convertible Preferred Stocks	Common Stocks	Warrants	Total
Balance as of November 30, 2009	$1,568,397	$1,236,920	$0	$13,068	$10,943	$2,829,328
Realized gain (loss)	—	(222,892)	(38,785)	—	—	(261,677)
Change in unrealized appreciation (depreciation)	(71,690)	237,822	38,785	—	(10,427)	194,490
Amortization premium/discount	67,817	5,404	—	—	—	73,221
Net purchases (sales)	—	(41,752)	0	—	—	(41,752)
Net transfers in (out) of Level 3	—	—	—	—	—	—
Balance as of February 28, 2010	$1,564,524	$1,215,502	$—	$13,068	$516	$2,793,610
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2010	$(71,690)	$16,748	$—	$—	$(10,427)	$(65,369)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (72,139)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010